RECOVERABLE TAXES	12 Months Ended
Dec. 31, 2022
Recoverable Taxes
RECOVERABLE TAXES

9.	RECOVERABLE TAXES

The rollforward of recoverable taxes are set forth below:

	Note	12.31.21	Additions	Offset / Reversals	Transfers (1)	Interest	Exchange variation	12.31.22
ICMS and VAT	9.1
Recoverable ICMS and VAT		1,886,027	768,497	(216,040)	(192,244)	242	(27,025)	2,219,457
(-) Impairment		(137,854)	(28,214)	23,332	16,507	-	-	(126,229)
PIS and COFINS	9.2
Recoverable PIS and COFINS		2,685,276	649,054	(880,317)	-	134,561	-	2,588,574
(-) Impairment		(14,228)	-	-	-	-	-	(14,228)
IPI	9.3
Recoverable IPI		929,645	18,700	(8,388)	-	76,416	-	1,016,373
(-) Impairment		(1,984)	-	1,984	-	-	-	-
INSS
Recoverable INSS		318,138	46,537	(20,154)	-	21,715	-	366,236
Other
Other recoverable taxes		92,216	22,767	(7,265)	-	-	(135)	107,583
(-) Impairment		(1,007)	(575)	33	-	-	-	(1,549)
		5,756,229	1,476,766	(1,106,815)	(175,737)	232,934	(27,160)	6,156,217

Current		976,133						1,229,272
Non-current		4,780,096						4,926,945

		12.31.21	Additions	Offset / Reversals	Transfers (1)	Interest	Exchange variation	12.31.22
Income taxes	9.4
Recoverable income taxes		294,050	203,796	(55,895)	-	3,280	(10,839)	434,392
(-) Impairment		(15,933)	36	-	-	-	-	(15,897)
		278,117	203,832	(55,895)	-	3,280	(10,839)	418,495

Current		71,762						173,596
Non-current		206,355						244,899
(1)	The transfers occur from Recoverable Taxes to Other Current Assets and Other Non-Current Assets when sales of credits are made to third parties.

	Note	12.31.20	Business combination	Additions	Offset / Reversals	Transfers (1)	Interest	Exchange variation	12.31.21
ICMS and VAT	9.1
Recoverable ICMS and VAT		1,568,975	6,479	668,918	(185,750)	(160,278)	239	(12,556)	1,886,027
(-) Impairment		(154,721)	-	(30,661)	29,133	18,395	-	-	(137,854)
PIS and COFINS	9.2
Recoverable PIS and COFINS		3,168,099	34,259	471,560	(1,065,504)	-	76,862	-	2,685,276
(-) Impairment		(14,228)	-	-	-	-	-	-	(14,228)
IPI	9.3
Recoverable IPI		808,528	1,109	7,392	(2,363)	-	114,979	-	929,645
(-) Impairment		(1,984)	-	-	-	-	-	-	(1,984)
INSS
Recoverable INSS		341,825	12	36,829	(66,810)	-	6,282	-	318,138
(-) Impairment		(102)	-	102	-	-	-	-	-
Other
Other recoverable taxes		52,889	3,995	39,427	(4,057)	-	-	(38)	92,216
(-) Impairment		(1,963)	-	99	857	-	-	-	(1,007)
Total		5,767,318	45,854	1,193,666	(1,294,494)	(141,883)	198,362	(12,594)	5,756,229

Current		899,120							976,133
Non-current		4,868,198							4,780,096

	Note	12.31.20	Business combination	Additions	Offset / Reversals	Transfers (1)	Interest	Exchange variation	12.31.21
Income taxes	9.4
Recoverable income taxes		107,728	922	246,162	(60,058)	-	18	(722)	294,050
(-) Impairment		(9,029)	-	(6,904)	-	-	-	-	(15,933)
Total		98,699	922	239,258	(60,058)	-	18	(722)	278,117

Current		43,840							71,762
Non-current		54,859							206,355

9.1.    ICMS – Tax on Movement of Goods and Services and VAT – Value Added Taxes

As result of the activity, the Company generates recoverable ICMS balances that are offset against ICMS payables arising from sales in the domestic market or that are transferred to third parties.

The Company has recoverable ICMS balances in the States of Paraná, Santa Catarina, Mato Grosso do Sul, Minas Gerais and Amazonas, which will be realized in the short and long term, based on the recoverability study reviewed and approved by the Management.

In other jurisdictions outside Brazil, value added taxes (VAT) are due in regular operations of the Company with goods and services.

9.2.    PIS and COFINS –Social Integration Plan and Contribution for Social Security Financing

The accumulated recoverable PIS and COFINS balances arise from taxes on raw material purchases subsequently used in the production of exported products or products for which sale is not taxed, as well as recoverable taxes on commercial and labor expenses. The realization of these balances usually occurs through the offsetting with taxes payable on sales of taxed products in the domestic market, with other federal taxes and social security contributions payable, or even, if necessary, through refund or reimbursement requests.

As of December 31, 2022, the updated balance of the processes related to the exclusion of the ICMS from the PIS and COFINS calculation basis recognized by the Company is R$2,091,340 (R$2,341,737 as of December 31, 2021). The amount of R$384,956 related do these credits was offset against other federal taxes for the year ended December 31, 2022 (R$628,557 for the year ended December 31, 2021).

9.3.    IPI - Industrialized Product Tax

The Company recognized tax assets as result of gains from lawsuits related to IPI, specially “crédito prêmio”. The balance referring to these assets on December 31, 2022 is R$1,030,940 (R$945,845 for the year ended December 31, 2021), of which R$1,008,683 (R$919,982 for the year ended December 31, 2021) is recorded as Recoverable Taxes and the remainder, referring to cases in which the government will reimburse in cash, is recorded as Other Non-Current Assets, in the amount of R$22,257 (R$16,927 for the year ended December 31, 2021).

9.4.    Income Taxes

The accumulated recoverable income taxes arise, mostly, from withholding taxes on securities, interest and prepayments of income tax and social contribution in Brazil. The realization occurs through the offset with federal taxes and contributions payable.

9.5.    Realization of Brazilian federal tax credits

The Company received in cash, through court orders related to recoverable IPI balances, the amount of R$8,936 for the year ended December 31, 2022 (R$32,802 for the year ended December 31, 2021).

The Company used PIS, COFINS, IPI, IRPJ, CSLL, INSS and other recoverable taxes to offset federal taxes payable such as INSS and Income Taxes in the amount of R$924,027 for the year ended December 31, 2022 (R$1,153,520 in the Consolidated for the year ended December 31, 2021), preserving its liquidity and optimizing its capital structure.